S000001245 [Member] Expense Example - SMALL CAP INDEX FUND - SMALL CAP INDEX FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	84
Expense Example, with Redemption, 10 Years	$ 199